Prepaid Expenses and Other Current Assets (Details) - Schedule of analysis of the allowance for doubtful accounts ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of analysis of the allowance for doubtful accounts [Abstract]
Balance, beginning of year
Additions				20
Write off				(20)
Balance, end of year